Loss Per Share - Summary of Loss Per Share (Parenthetical) (Details) - shares shares in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Warrants exercisable		1.0	6.2
Simple warrants exercisable	2.2	2.2	5.1
Performance warrants exercisable	2.0	1.1	4.5